Document and Entity Information	Aug. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001658566
Document Type	8-K
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	Centennial Resource Development, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	47-5381253
Entity Address, Address Line One	1001 Seventeenth Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	499-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CDEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false